SHARE-BASED PAYMENTS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
SHARE-BASED PAYMENTS
Schedule of recognized share-based compensation expense

	Nine Months Ended		Three Months Ended
	September 30,		September 30,
	2016	2015	2016	2015
Research and development	$201,839	$322,514	$60,029	$107,426
General and administrative	267,277	380,421	63,793	129,534
Total share-based compensation expense	$469,116	$702,935	$123,822	$236,960

	2015	2014
Stock-based compensation expense by type of award:
Stock options	$469,080	$507,271
Restricted stock units	483,939	729,003
Total stock-based compensation expense	$953,019	$1,236,274
Effect of stock-based compensation expense on
Research and development	432,083	466,517
General and administrative	520,936	769,757
Total stock-based compensation expense	$953,019	$1,236,274